PAUL, WEISS, RIFKIND, WHARTON & GARRISON LLP
                          1285 Avenue of the Americas
                            New York, New York 10019

Writer's Direct Dial Number
212-373-3245

Writer's Direct Facsimile
212-492-0245

Writer's Direct E-Mail Address
gli@paulweiss.com

                                               August 24, 2005

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20545-2001


                             Triarc Companies, Inc.
                       Registration Statement On Form S-3
                       ----------------------------------

Ladies and Gentlemen:

         This electronic submission is made on behalf of Triarc Companies, Inc. (the "Registrant") for filing under the Securities Act of 1933, as amended, of a Registration Statement on Form S-3 (the "Registration Statement") relating to the Registrant's Class B Common Stock, Series 1. The Registration Statement covers the resale, from time to time, of shares of common stock by the selling stockholders named therein.

         This filing includes the exhibits listed on the Exhibit Index as being furnished at this time.

         We have been advised by the Registrant that funds in the amount of $16,859 in respect of the applicable registration fee were transmitted to the Securities and Exchange Commission's U.S. Treasury designated lock box depository account at the Mellon Bank in Pittsburgh, Pennsylvania by wire transfer.

         Please address any questions regarding the attached Registration Statement to the undersigned at (212) 373-3245 or to Raphael M. Russo at (212) 373-3309.

                                        Very truly yours,


                                        /s/ Gary Li
                                        ----------------
                                        Gary Li


cc:   Brian L. Schorr, Triarc Companies, Inc.
      Raphael M. Russo